Investments and Derivative Instruments (Valuation Allowance Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Movement in Valuation allowance and reserves
Balance, end of period	$ (14)		$ (23)
Commercial [Member]
Movement in Valuation allowance and reserves
Balance, beginning of period	(23)	[1]	(62)		(260)
(Additions)/Reversals	4		25		(108)
Deductions	5		14		306
Balance, end of period	$ (14)	[1]	$ (23)	[1]	$ (62)

[1]	Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.